Commitment and Contingencies - Future Minimum Lease Payments Prior to Adoption (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 5,838
2021	5,246
2022	4,698
2023	4,302
2024	3,596
Thereafter	10,531
Total minimum payments	$ 34,211